Events after the Reporting Period	12 Months Ended
Dec. 31, 2022
Events after the Reporting Period [Abstract]
Disclosure of events after reporting period [text block]
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Events after the reporting period
Having fulfilled its de-risking and cost reduction mandate from 2019 through end-2022, the Capital Release Unit will cease to be reported as a separate segment with effect from the first quarter of 2023. Its remaining portfolio, resources and employees will be reported within the Corporate & Other segment. In line with that change, the Core Bank, which represents the Group excluding the Capital Release Unit, will cease to be reported as well, and from the first quarter of 2023 the Group will consist of the segments Corporate Bank, Investment Bank, Private Bank, Asset Management and Corporate & Other.
The Group will implement additional Driver-Based Cost Management allocations from the first quarter of 2023. The new methodology aims to provide greater transparency over the drivers of infrastructure costs and links costs more closely to service consumption. While the Group’s cost/income ratio and return on tangible equity metrics will be unaffected by the change in internal allocations, the respective divisional metrics will change going forward.